Document And Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 01, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Apple REIT Ten, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		40,645,649
Amendment Flag	false
Entity Central Index Key	0001498864
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3